SHORT-TERM INVESTMENTS (Details) - Dec. 31, 2021 $ in Thousands, $ in Thousands	HKD ($)	USD ($)
Cash and Cash Equivalents [Line Items]
Short-term investments	$ 1,169,741	$ 149,974
Money market funds
Cash and Cash Equivalents [Line Items]
Short-term investments	$ 1,169,741